STOCK BASED COMPENSATION - Stock options (Details) - Stock options	12 Months Ended
	Dec. 31, 2017 CAD ($) Options shares	Dec. 31, 2016 CAD ($) Options shares
Share based compensation
Number of common shares that reserved for issuance to any one person under ESOP (in percentage)	5.00%
Maximum number of common shares reserved for issuance | shares		31,300,000
Number of stock options vested within 30 days of grant date | shares	499,796	540,027
Vesting period	3 years
Number of stock options
Outstanding, beginning of year | Options	5,478,837	12,082,212
Granted during the year | Options	2,018,140	2,160,075
Exercised during the year | Options	(1,538,729)	(6,492,907)
Forfeited during the year | Options	(99,644)	(141,038)
Expired during the year | Options	(1,100)	(2,129,505)
Outstanding, end of year | Options	5,857,504	5,478,837
Options exercisable, end of year | Options	2,628,998	1,606,558
Weighted average exercise price
Outstanding at beginning of the year	$ 34.40	$ 43.65
Granted during the year	56.57	36.65
Exercised during the year	37.18	38.48
Forfeited during the year	42.09	38.42
Expired during the year	37.05	76.46
Options exercisable, end of year	41.18	34.40
Options exercisable, end of year	37.66	40.27
Average share price of common shares	59.47	58.52
Fair value at grant date	$ 14.51	$ 9.69
Common stock reserved for future issuance | shares	5,857,504
Number of common shares available for grant | shares	4,371,663	6,289,059
Maximum
Share based compensation
Option term (expiration period)	5 years